Note 40 - Financial Instruments Risks - Impaired Financial Assets at Amortised Cost (Details) $ in Thousands	Dec. 31, 2018 ARS ($)
Maximum Exposure To Credit Risk Member | Financial Assets with Maximum Exposure to Credit Risk Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	$ 3,753,483
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	3,753,483
Residential Properties Member | Of Which Secured by Collateral Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	6,955
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	6,955
Commercial Properties Member | Of Which Secured by Collateral Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	0
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	0
Cash Member | Of Which Secured by Collateral Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	0
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	0
Others Member | Of Which Secured by Collateral Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	29,790
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	29,790
Financial Member | Of Which Secured by Collateral Member
Impaired Financial Assets at Amortised Cost Secured by Collateral LineItems
Impaired Financial Assets at Amortised Cost Secured by Collateral	0
Total Impaired Financial Assets at Amortised Cost Secured by Collateral	$ 0